PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
Voya Solution 2050 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS: 9.5%
3,007  Health Care Select
Sector SPDR Fund
$ 439,052
1.0
58,352  Vanguard FTSE
Developed Markets
ETF
2,966,032
7.0
14,222  Vanguard FTSE
Emerging Markets ETF
643,688
1.5
Total Exchange-Traded
Funds
(Cost $3,694,458)
4,048,772
9.5
MUTUAL FUNDS: 90.5%
Affiliated Investment Companies: 90.5%
100,909  Voya Intermediate
Bond Fund - Class R6
883,959
2.1
268,005  Voya Large Cap Value
Portfolio - Class R6
1,742,034
4.1
222,158  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
2,139,383
5.0
631,944  Voya Multi-Manager
International Equity
Fund - Class I
6,875,547
16.1
164,276  Voya Multi-Manager
Mid Cap Value Fund
- Class I
1,526,124
3.6
22,681  Voya Russell
TM
Large
Cap Growth Index
- Class I
1,672,466
3.9
10,894  Voya Small Cap
Growth Fund - Class
R6
414,514
1.0
60,382  Voya Small Company
Fund - Class R6
843,543
2.0
791,900  Voya U.S. Stock Index
Portfolio - Class I
15,354,937
35.9
61,237  VY
®
Invesco Comstock
Portfolio - Class I
1,303,128
3.0
114,558  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
3,232,836
7.5
136,491  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
1,452,263
3.4
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
13,931  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 1,244,489
2.9
Total Mutual Funds
(Cost $36,543,705)
38,685,223
90.5
Total Long-Term
Investments
(Cost $40,238,163)
42,733,995
100.0
Total Investments in
Securities
(Cost $40,238,163) $ 42,733,995 100.0
Assets in Excess of
Other Liabilities 11,349 0.0
Net Assets $ 42,745,344 100.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
2
Voya Solution 2050 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 4,048,772 $ — $ — $ 4,048,772
Mutual Funds 38,685,223 — — 38,685,223
Total Investments, at fair value $ 42,733,995 $ — $ — $ 42,733,995
Other Financial Instruments+
Futures 6,908 — — 6,908
Total Assets $ 42,740,903 $ — $ — $ 42,740,903
Liabilities Table
Other Financial Instruments+
Futures $ (3,627) $ — $ — $ (3,627)
Total Liabilities $ (3,627) $ — $ — $ (3,627)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 1,276,152 $ 73,443 $ (479,667) $ 14,031 $ 883,959 $ 12,484 $ 6,924 $ —
Voya Large Cap Value Portfolio -
Class R6
1,603,244 122,781 (28,958) 44,967 1,742,034 — 7,190 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
2,037,771 155,234 (105,937) 52,315 2,139,383 — 14,779 —
Voya Multi-Manager International
Equity Fund - Class I
6,613,932 555,886 (629,713) 335,442 6,875,547 — 116,606 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
1,392,645 191,670 (29,142) (29,049) 1,526,124 — 2,487 —
Voya Russell
TM
Large Cap Growth
Index - Class I
1,748,271 164,677 (34,858) (205,624) 1,672,466 — 24,329 —
Voya Short Duration Bond Fund -
Class R6
208,182 7,434 (215,393) (223) — 1,465 908 —
Voya Small Cap Growth Fund -
Class R6
581,716 33,414 (119,827) (80,789) 414,514 — 23,901 —
Voya Small Company Fund - Class
R6
896,543 66,423 (58,680) (60,743) 843,543 — 11,833 —
Voya U.S. Stock Index Portfolio -
Class I
14,351,354 2,005,789 (247,545) (754,661) 15,354,937 — 65,378 —
VY
®
Invesco Comstock Portfolio -
Class I
1,207,384 89,766 (27,220) 33,198 1,303,128 — (109) —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
3,147,451 200,333 (95,747) (19,201) 3,232,836 — 14,357 —
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
1,398,574 194,777 (23,725) (117,363) 1,452,263 — 7,904 —

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
3
Voya Solution 2050 Portfolio
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
$ 1,287,378 $ 120,783 $ (19,347) $ (144,325) $ 1,244,489 $ — $ 12,135 $ —
$ 37,750,597 $ 3,982,410 $ (2,115,759) $ (932,025) $ 38,685,223 $ 13,949 $ 308,622 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At March 31, 2025, the following futures contracts were outstanding for Voya Solution 2050 Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
E-mini Russell 2000 Index 2 06/20/25 $ 202,710 $ (3,399)
U.S. Treasury 5-Year Note 10 06/30/25 1,081,563 6,855
$ 1,284,273 $ 3,456
Short Contracts:
3-month SOFR (5) 09/16/25 (1,199,000) (228)
U.S. Treasury 2-Year Note (1) 06/30/25 (207,172) 53
$ (1,406,172) $ (175)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 2,612,675
Gross Unrealized Depreciation (116,843)
Net Unrealized Appreciation $ 2,495,832